Related Party Transactions and Balances (Details) - Schedule of relationships with related parties	12 Months Ended
Dec. 31, 2022
Yang Weiguang [Member]
Related Party Transactions and Balances (Details) - Schedule of relationships with related parties [Line Items]
Name	Yang Weiguang
Relationship with the Company	Chairman of the Board, Chief Executive Officer
Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”) [Member]
Related Party Transactions and Balances (Details) - Schedule of relationships with related parties [Line Items]
Name	Beijing Ougaini Trading Co., Ltd (“Beijing Ougaini”)
Relationship with the Company	Controlled by an immediate family member of Mr. Yang Weiguang
Beijing Yisuizhen [Member]
Related Party Transactions and Balances (Details) - Schedule of relationships with related parties [Line Items]
Name	Beijing Yisuizhen
Relationship with the Company	The Company owned 47% and 100% equity interest before and after August 17, 2022, respectively